Other Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible assets not subject to amortization:
Trade names	¥ 21,714	¥ 18,062
Others	605	521
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	22,319	18,583
Intangible assets subject to amortization:
Software	82,425	69,261
Customer relationships	17,054	5,552
Others	12,304	7,981
Finite-Lived Intangible Assets, Gross, Total	111,783	82,794
Accumulated amortization	(58,384)	(49,017)
Net	53,399	33,777
Intangible Assets, Net (Excluding Goodwill), Total	¥ 75,718	¥ 52,360